Others, Net (Tables)	12 Months Ended
Sep. 30, 2023
Others, Net [Abstract]
Schedule of Others, Net Income and Expense	Others, net income and expense consisted of the following:
	For the years ended September 30,
	2023	2022	2021
Rental income	$—	$130,900	$120,345
Tax subsidies and deductions	14	34,886	11,622
Government subsidies	1,314	3,441	—
Others income/(expenses)	13,229	(55,569)	(77,887)
Total	$14,557	$113,658	$54,080